Consolidated Interim Statements of Income (Loss) and Comprehensive Income (Loss) (Unaudited) - CAD ($)		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Profit or loss [abstract]
Revenue		$ 101,619	$ 202,058	$ 816,533	$ 873,740
Cost of revenue		(193,396)	(129,973)	(731,052)	(418,473)
Gross profit (loss)		(91,777)	72,085	85,481	455,267
Consulting and marketing		330,671	122	453,255	1,791
Research and development		581,727		1,612,881
Depreciation and amortization		648	3,086	3,522	9,220
Share-based compensation		115,959	77,148	3,732,833	95,464
General and admin expenses		391,826	369,697	1,418,497	940,445
Professional fees		318,239	1,037,833	1,355,091	2,514,024
Total operating expense		1,739,070	1,487,886	8,576,079	3,560,944
Loss before other income (expense)		(1,830,847)	(1,415,801)	(8,490,598)	(3,105,677)
Other income (expense)
Change in fair value of derivative warrants liabilities		2,113,160		(21,887,227)
Impairments		(5,601,167)		(5,601,167)
Foreign exchange gain (loss)		(94,285)	31,454	(32,366)	(124,560)
Finance income (expenses), net		(5,631)	(3,154)	78,166	(15,415)
Other operating income (expense)		(3,587,923)	28,300	(27,442,594)	(139,975)
Loss before tax		(5,418,770)	(1,387,501)	(35,933,192)	(3,245,652)
Tax recovery (expense)		300	(52,284)	(25,220)	(81,890)
Loss for the period		(5,418,470)	(1,439,785)	(35,958,412)	(3,327,542)
Items that may be reclassified to profit or loss
Remeasurement of a defined benefit plan, net		121	885	365	2,741
Exchange differences on translation of foreign operations		1,532	(5,668)	3,671	(42,760)
Other comprehensive income (loss) for the period		1,653	(4,783)	4,036	(40,019)
Total comprehensive loss		$ (5,416,817)	$ (1,444,568)	$ (35,954,376)	$ (3,367,561)
Loss per share - basic	[1]	$ (8.31)	$ (118.37)	$ (88.58)	$ (280.17)
Loss per share - diluted	[1]	$ (8.31)	$ (118.37)	$ (88.58)	$ (280.17)
Weighted average shares outstanding - basic		651,841	12,163	405,891	11,877
Weighted average shares outstanding - diluted		651,841	12,163	405,891	11,877

[1]	Adjusted to reflect one (1) for one hundred ninety (190) reverse stock split in March 2024 and a one (1) for seventeen (17) reverse stock split in August 2024 (see Note 1)